Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative liability	$ (4.8)
Realization of gain, net of taxes	(2.5)
Gas hedges
Derivatives, Fair Value [Line Items]
Net settlement of hedges	1.8	$ 15.9	$ (4.2)
NGL hedges
Derivatives, Fair Value [Line Items]
Net settlement of hedges	0.0	0.5	0.3
Crude Oil
Derivatives, Fair Value [Line Items]
Net settlement of hedges	$ 0.0	$ 0.6	$ 0.9